Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies (Textual)
Wrote off inventory amount					$ 562	$ 131	$ 237
Impairment losses
Allowance for doubtful accounts	$ 31		$ 31		32	125
Net of sales return reserve	86		86		$ 105	105
Deferred revenue recognized			184			135
Revenue recognition description					The estimated revenue expected to be recognized in the future related to the service type warranty amounts to $676 thousand, which is fulfilled over one to five years.
Non-cash compensation expenses			869	$ 2,342	$ 2,766	3,654	3,398
Maximum percentage of likely to be realized upon ultimate settlement					50%
Percentage of monthly deposit by employees					8.33%
Severance pay expense					$ 169	185	226
Royalty-bearing grants expenses					198	1,030
Royalty expenses	$ 8		$ 13
Addition of lease assets and liabilities related to operating leases					2,100
Lease, description			Upon adoption of this standard on January 1, 2019, the Company recorded right–of–use assets and corresponding lease liabilities of $2,099 and $2,249, respectively. As of June 30, 2019, the right–of–use assets and corresponding lease liabilities in the Company’s condensed consolidated balance sheets were $1,893 and $2,039, respectively
Performance obligation, description			The estimated revenue expected to be recognized in the future related to the service type warranty amounts to $874 thousand, which is fulfilled over one to five years.
Non-employees [Member]
Significant Accounting Policies (Textual)
Non-cash compensation expenses					90	45
Employees and non- employees [Member]
Significant Accounting Policies (Textual)
Non-cash compensation expenses					$ 2,766	3,654	3,398
Accounting Standards Update 2016-09 [Member]
Significant Accounting Policies (Textual)
Cumulative-effect adjustment to retained earnings/accumulated deficit							11
Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies (Textual)
Cumulative-effect adjustment to retained earnings/accumulated deficit						$ 23
YEC [Member]
Significant Accounting Policies (Textual)
Related party receivables as a percent of trade receivables, net					0.00%	0.00%
Revenues from related party					$ 13	$ 0	$ 295